Other receivables	12 Months Ended
Dec. 31, 2020
Other receivables
Other receivables

10. Other receivables

	12/31/2020	12/31/2019
Advance to employees, vacation and 13th salary	14,054	16,706
Retentions for contingencies - Acquired (*)	15,184	13,193
Prepaid expenses - Services	12,737	7,464
Refunds with partners (**)	12,496	—
Refunds with business associate	9,698	—
Advance to suppliers	3,587	6,141
Other (***)	6,859	5,343
Total	74,615	48,847
Current assets	48,762	22,509
Non‑current assets	25,853	26,338

(*)   Refers to contingent portions of companies Direção, Spress, Rezende, Liderança, Quadrant, CSI, LZT, BR Coelho, Big Automação, Intercamp, Percycle, Itec Informática, DCG, Napse, Millennium and Hiper, according to acquisition contracts.

(**) Related the refunds with business associate on sub-acquiring operation of the Linx Pay Meios de Pagamento Ltda.

(***) These amounts include other receivables and guarantee deposits from Napse in the value of R$ 2,636 (R$ 3,527 as of December 31, 2019)